KKR Credit Opportunities Portfolio				July 31, 2021
				(Unaudited)
Schedule of Investments
			Par†	Value
Leveraged Loans - 67.2%
Aerospace & Defense - 3.7%
EaglePicher Technologies, LLC, TL 2L 02/18
7.342% (1 month US LIBOR + 7.250%), 03/08/2026 (a)			2,506,459	$2,461,819
Sequa Corp., TL 1L 07/20
11.750% (3 month US LIBOR + 10.750%), 04/28/2024 (a)			3,931,985	3,880,398
Sequa Corp., TL 1L B 06/20 Add-on
10.000% (3 month US LIBOR + 10.750%), 7/31/2025 (a)(d)(e)			396,887	418,511
Sequa Corp., TL 1L B 06/20 Add-on
7.750% (3 month US LIBOR + 6.750%), 11/28/2023 (a)			7,000,572	7,102,675
				13,863,403
Auto Components - 4.2%
American Tire Distributors, Inc., TL 1L 04/15
8.500% (1 month US LIBOR + 7.500%), 09/02/2024 (a)			8,192,949	8,211,957
BBB Industries LLC, TL 1L 06/18
4.592% (1 month US LIBOR + 4.500%), 08/01/2025 (a)			4,968,356	4,944,135
Innovative XCessories & Services, TL 1L 02/20
5.000% (3 month US LIBOR + 4.250%), 03/05/2027 (a)			1,245,416	1,251,257
Rough Country LLC, TL 2L 07/21
7.500% (3 month US LIBOR + 6.750), 07/26/2029 (a)			861,230	862,307
Truck Hero, Inc., TL 1L 01/21
4.500% (1 month US LIBOR + 3.750%), 01/31/2028 (a)			549,754	548,759
				15,818,415
Building Products - 1.1%
VC GB Holdings Inc., TL 2L 06/21
7.250% (1 month US LIBOR + 6.750%), 06/30/2029 (a)			4,110,401	4,172,057

Chemicals - 5.9%
Aruba Investments, Inc., TL 2L 10/20
8.500% (6 month US LIBOR + 7.750%), 11/24/2028 (a)			465,220	469,872
Flint Group GmbH, TL 1L B 04/14
0.750% (3 month EURIBOR + 4.250%), 09/21/2023 (a)(b)(h)		EUR	5,113,458	6,038,592
Flint Group GmbH, TL 1L B4 11/15
0.750% (3 month EURIBOR + 4.250%), 09/21/2023 (a)(b)(h)		EUR	907,912	1,072,172
Flint Group GmbH, TL 1L B5 02/17
0.750% (3 month EURIBOR + 4.250%), 09/21/2023 (a)(b)(h)		EUR	665,953	786,438
Flint Group GmbH, TL 1L B3 05/15
0.750% (3 month EURIBOR + 4.250%), 09/21/2023 (a)(b)(h)		EUR	104,851	123,820
Flint Group GmbH, TL 1L B6 03/17
0.750% (3 month EURIBOR + 4.250%), 09/21/2023 (a)(b)(h)		EUR	52,331	61,799
Flint Group GmbH, TL 1L B7 04/14
0.750% (3 month EURIBOR + 4.250%), 09/21/2023 (a)(b)(h)		EUR	116,093	137,097
Flint Group GmbH, TL 1L C 04/14
0.750% (3 month US LIBOR + 4.250%), 09/21/2023 (a)(b)(h)			283,282	282,221
Flint Group GmbH, TL 1L 01/17
0.750% (3 month US LIBOR + 4.250%), 09/21/2023 (a)(b)(h)			1,706,344	1,699,954
Invictus, TL 2L 01/18
6.842% (1 month US LIBOR + 6.750%), 03/30/2026 (a)			35,559	35,565
Vantage Specialty Chemicals, Inc., TL 1L B 10/17
4.500% (3 month US LIBOR + 3.500%), 10/26/2024 (a)			894,450	866,409
Vantage Specialty Chemicals, Inc., TL 2L 10/17
9.250% (3 month US LIBOR + 8.250%), 10/27/2025 (a)			11,189,313	10,928,266
				22,502,205
Commercial Services & Supplies - 1.6%
Access CIG, LLC, TL 2L 02/18
7.842% (1 month US LIBOR + 7.750%), 02/27/2026 (a)			143,000	142,822
Monitronics International, Inc., TL 1L EXIT 08/19
7.750% (1 month US LIBOR + 6.500%), 03/29/2024 (a)			534,835	515,982
VFS Global Services Pvt Ltd., TL 1L B 06/17 GBP
4.114% (3 month LIBOR GBP + 4.000%), 07/29/2024 (a)(b)		GBP	1,360,050	1,810,920
VFS Global Services Pvt Ltd., TL 1L B 06/17 EUR
3.250% (6 month EURIBOR + 3.250%), 07/29/2024 (a)(b)		EUR	1,159,720	1,316,821
Viad Corp., TL 1L B 07/21
5.500% (3 month US LIBOR + 3.500%), 07/27/2028 (a)			2,495,660	2,470,703
				6,257,248
Construction & Engineering - 4.2%
Brand Energy & Infrastructure Services, Inc., TL 1L 05/17
5.250% (3 month US LIBOR + 4.250%), 06/21/2024 (a)			1,069,834	$1,052,203
Total Safety US, Inc., TL 1L B 07/19
7.000% (3 month US LIBOR + 6.000%), 08/16/2025 (a)			5,520,138	5,538,355
USIC Holdings, Inc., TL 2L 05/21
7.250% (1 month US LIBOR + 6.500%), 05/07/2029 (a)			2,682,939	2,721,506
Yak Access, LLC, TL 1L B 05/18
5.092% (1 month US LIBOR + 5.000%), 07/11/2025 (a)			7,109,484	6,562,303
				15,874,367
Containers & Packaging - 0.7%
Anchor Glass Container Corp., TL 1L 07/17
3.750% (3 month US LIBOR + 2.750%), 12/07/2023 (a)			2,770,138	2,584,417

Distributors - 0.1%
Distribution International, Inc., TL 1L 06/19
6.750% (3 month US LIBOR + 5.750%), 12/15/2023 (a)			448,141	433,576

Diversified Consumer Services - 2.8%
Jostens, Inc., TL 1L 12/18
5.685% (3 month US LIBOR + 5.500%), 12/19/2025 (a)			6,936,803	6,968,552
KinderCare Education LLC, TL 1L B 09/18
4.750% (3 month US LIBOR + 3.750%), 02/21/2025 (a)			2,634,430	2,585,219
Learning Care Group Inc., TL 1L B 05/20
9.500% (6 month US LIBOR + 8.500%), 03/13/2025 (a)(d)			279,041	281,832
Learning Care Group Inc., TL 2L 03/18
8.500%, (6 month US LIBOR + 7.500%), 03/13/2026 (a)			194,997	193,697
Learning Care Group Inc., TL 1L B 02/18
4.250% (3 month US LIBOR + 3.250%), 03/13/2025 (a)			809,168	792,224
				10,821,524
Electronic Equipment, Instruments & Components - 1.0%
Excelitas Technologies Corp., TL 2L 10/17
8.500% (3 month US LIBOR + 7.500%), 12/01/2025 (a)			3,690,005	3,691,149

Energy Equipment & Services - 0.7%
Caprock Midstream, LLC, TL 1L B 10/18
4.842% (1 month US LIBOR + 4.750%), 11/03/2025 (a)			2,429,161	2,392,723
ChampionX Corp., TL 1L B 05/20
6.000% (6 month US LIBOR + 5.000%), 06/03/2027 (a)			78,736	80,262
				2,472,985
Entertainment - 0.3%
Cast & Crew Entertainment, TL 1L 01/19
3.868% (1 month US LIBOR + 3.750%), 02/09/2026 (a)			1,051,900	1,046,077

Food Products - 0.2%
CSM Bakery Products TL 2L 07/13 08.750% 02/04/2022 (a)(c)			786,923	782,336

Health Care Equipment & Supplies - 3.2%
Drive DeVilbiss Healthcare LLC, TL 1L 03/21
10.500% (3 month US LIBOR + 5.500%), 06/01/2025 (a)			5,492,854	5,273,140
Orchid Orthopedic Solutions LLC, TL 1L 02/19
4.618% (3 month US LIBOR + 4.500%), 03/05/2026 (a)			7,019,811	6,747,793
				12,020,933
Health Care Providers & Services - 1.3%
Affordable Care Inc., TL 1L 10/15
5.750% (3 month US LIBOR + 4.750%), 10/24/2022 (a)(c)			4,982,314	4,907,579
Paradigm Acquisition Corp, TL 2L 10/18 LC
7.647%, (3 month US LIBOR + 7.500%), 10/26/2026 (a)			11,538	11,272
				4,918,851
Hotels, Restaurants & Leisure - 3.8%
Aimbridge Acquisition Co, Inc., TL 1L B 10/19
3.842% (1 month US LIBOR + 3.750%), 02/02/2026 (a)			4,222,730	4,093,409
ASM Global, TL 1L 01/20
2.618% (1 month US LIBOR + 2.500%), 01/23/2025 (a)			82,442	77,496
B&B Hotels SAS, TL 1L B3A 01/20 EUR
3.875% (6 month EURIBOR + 3.875%), 07/31/2026 (a)(b)		EUR	1,886,660	2,138,889
B&B HOTELS SAS, TL 1L B4 03/21 EUR
5.500% (6 month EURIBOR + 5.500%), 07/30/2026 (a)(b)		EUR	337,480	397,711
ClubCorp Club Operations, Inc., TL 1L B 08/17
2.897% (3 month US LIBOR + 2.750%), 09/18/2024 (a)			1,015,671	962,928
Life Time Fitness Inc., TL 1L 01/21
5.750% (3 month US LIBOR + 4.750%), 12/10/2024 (a)			1,051,765	1,052,427
Piolin BidCo SAU, TL 1L B 05/20 EUR
7.500% (3 month EURIBOR + 7.500%), 09/16/2026 (a)(b)		EUR	539,891	643,515
United PF Holdings LLC, TL 1L 06/20
9.500% (3 month US LIBOR + 8.500%), 12/30/2026 (a)			56,558	56,982
United PF Holdings LLC, TL 1L 01/20
4.118% (3 month US LIBOR + 4.000%), 12/30/2026 (a)			5,095,780	4,898,318
				14,321,675
Household Products - 3.3%
Polyconcept North America Holdings, Inc., TL 1L B 08/16
5.500% (6 month US LIBOR +4.500%), 08/16/2023 (a)			13,069,576	$12,606,717

Industrial Conglomerates - 0.2%
Unifrax I LLC / Unifrax Holding Co., TL 1L B 10/18 USD
3.868% (3 month US LIBOR +3.750%), 12/12/2025 (a)			739,676	727,656
Unifrax I LLC / Unifrax Holding Co., TL 1L B 11/18 EUR
3.750% (3 month EURIBOR +3.750%), 12/12/2025 (a)		EUR	25,000	28,791
				756,447
IT Services - 1.7%
CoreLogic Inc., TL 2L 06/21
7.000% (1 month US LIBOR +6.500%), 06/04/2029 (a)			748,332	757,686
PSAV Inc., TL 1L B1 12/20
4.500% (6 month US LIBOR +3.250%), 03/03/2025 (a)			4,447,442	3,996,449
PSAV, Inc., TL 1L B3 12/20
15.000%, 10/15/2026 (h)			567,932	676,691
PSAV, Inc., TL 2L 02/18
8.250%, (3 month US LIBOR +7.250%), 09/01/2025 (a)			1,403,630	1,098,340
				6,529,166
Leisure Products - 2.9%
Areas Worldwide SASU, TL 1L B1 06/19
4.750% (6 month EURIBOR +4.750%), 07/01/2026 (a)(b)		EUR	10,328,214	10,973,091

Life Sciences Tools & Services - 1.5%
PAREXEL International Corp, TL 2L 07/21
7.000% (3 month US LIBOR + 6.500%), 07/27/2029 (a)(d)(e)			5,766,010	5,650,690

Machinery - 2.4%
Accuride Corp., TL 1L B 10/17
6.250% (3 month US LIBOR +5.250%), 11/17/2023 (a)			6,853,532	6,585,524
CPM Holdings, Inc., TL 2L 10/18
8.350% (1 month US LIBOR +8.250%), 11/16/2026 (a)			371,172	368,080
WireCo WorldGroup, Inc., TL 1L 07/16
6.000% (6 month US LIBOR +5.000%), 09/29/2023 (a)			2,108,769	2,111,784
				9,065,388
Media - 3.0%
NEP Broadcasting, LLC, TL 1L 05/20
9.250% (3 month US LIBOR +8.250%), 06/01/2025 (a)(d)(e)			152,691	157,272
NEP Broadcasting, LLC, TL 2L 09/18
7.092%, (1 month US LIBOR +7.000%), 10/19/2026 (a)			1,340,190	1,299,314
NEP Broadcasting, LLC, TL 1L B 09/18 EUR
3.500% (3 month EURIBOR +3.500%), 10/20/2025 (a)		EUR	3,793,816	4,369,444
NEP Broadcasting, LLC, TL 1L B 09/18
3.342% (1 month US LIBOR +3.250%), 10/20/2025 (a)			5,834,558	5,637,642
				11,463,672
Metals & Mining - 0.0%
Foresight Energy LLC, TL 1L A 06/20 (Exit)
9.500% (1 month US LIBOR +8.000%), 06/30/2027 (a)(c)(d)(e)			149,278	149,278

Multiline Retail - 0.3%
Belk, Inc., TL 1L EXIT 02/21 PIK Toggle (FLSO)
0.000%, 07/31/2025 (c)(d)(g)			904,814	692,183
Belk, Inc., TL 1L 02/21 (FLFO)
8.500% (3 month US LIBOR +7.500%), 07/31/2025 (a)(c)(d)			53,180	53,413
				745,596
Oil, Gas & Consumable Fuels - 1.3%
Eagleclaw Midstream Ventures, TL 1L 05/17
5.250% (1 month US LIBOR +4.250%), 06/24/2024 (a)			963,303	953,939
Lucid Energy Group II Borrower LLC, TL 1L 01/18
4.000% (1 month US LIBOR +3.000%), 02/17/2025 (a)			2,450,084	2,411,287
Navitas Midstream Midland Basin LLC, TL 1L B 12/17
4.750% (3 month US LIBOR + 4.500%), 12/13/2024 (a)			1,551,280	1,547,014
				4,912,240
Personal Products - 0.2%
Coty Inc., TL 1L B 04/18 USD
2.352% (1 month US LIBOR +2.250%), 04/07/2025 (a)			712,904	686,809

Professional Services - 0.3%
SIRVA Worldwide, Inc., TL 2L 07/18
9.656% (3 month US LIBOR +9.500%), 08/03/2026 (a)			59,000	52,313
SIRVA Worldwide, Inc., TL 1L 07/18
5.605% (3 month US LIBOR +5.500%), 08/04/2025 (a)			421,894	398,690
TMF Group Holding BV, TL 2L 12/17
6.875% (6 month EURIBOR +6.875%), 06/08/2026 (a)(b)		EUR	693,210	822,837
				1,273,840
Road & Rail - 0.0%
Transplace, TL 2L 09/17
9.750% (6 month US LIBOR +8.750%), 10/06/2025 (a)			180,000	180,225

Software - 9.9%
Applied Systems, Inc., TL 2L 02/21 (Reprice)
6.250% (1 month US LIBOR + 5.500%), 09/19/2025 (a)			1,533,408	$1,555,589
Misys Ltd., TL 2L 04/17 USD
8.250% (6 month US LIBOR +7.250%), 06/13/2025 (a)			12,160,683	12,263,318
Misys Ltd., TL 1L 04/17
4.500% (6 month US LIBOR +3.500%), 06/13/2024 (a)			4,897,089	4,827,526
Solera LLC, TL 2L 06/21
9.000% (6 month US LIBOR +8.000%), 06/04/2029 (a)			9,608,634	9,836,839
TIBCO Software, Inc., TL 2L 02/20
7.350% (1 month US LIBOR +7.250%), 03/03/2028(a)			8,959,772	9,054,970
				37,538,242
Specialty Retail - 0.1%
Douglas Holding AG, TL 1L B 03/21
5.500%, (6 month EURIBOR + 5.500%), 03/26/2026 (a)(b)		EUR	62,379	73,634
Douglas Holding AG, TL 1L B2 03/21
5.500%, (6 month EURIBOR + 5.500%), 04/08/2026 (a)(b)		EUR	35,995	42,490
Douglas Holding AG, TL 1L B3 03/21
5.500% (6 month EURIBOR + 5.500%), 03/26/2026 (a)(b)		EUR	47,341	55,884
Douglas Holding AG, TL 1L B4 03/21
5.500%, (6 month EURIBOR + 5.500%), 04/08/2026 (a)(b)		EUR	110,002	129,851
Douglas Holding AG, TL 1L B5 03/21
5.500%, (6 month EURIBOR + 5.500%), 04/08/2026 (a)(b)		EUR	24,523	28,948
Talbots, Inc., TL 1L B 11/18
7.147%, (3 month US LIBOR +7.000%), 11/28/2022 (a)			211,558	200,980
				531,787
Textiles, Apparel & Luxury Goods - 3.6%
Varsity Brands, Inc., TL 1L 11/17
4.500% (1 month US LIBOR +3.500%), 12/16/2024 (a)			14,043,826	13,696,663

Trading Companies & Distributors - 0.2%
FleetPride Corporation, TL 1L 12/18
4.592% (1 month US LIBOR +4.500%), 02/04/2026 (a)			724,374	723,240

Transportation Infrastructure - 1.5%
Direct ChassisLink, Inc., TL 2L B 04/19
7.119% (3 month US LIBOR +7.000%), 04/10/2026 (a)			5,418,720	5,538,365
TOTAL LEVERAGED LOANS (amortized cost $251,857,169)				254,602,674

High Yield Securities - 57.9%
Auto Components - 2.9%
BBB Industries, LLC
9.250%, 08/01/2025 (f)			3,456,000	3,754,080
Truck Hero, Inc.
6.250%, 02/01/2029 (f)			341,000	352,986
Wheel Pros, Inc.
6.500%, 05/15/2029 (f)			6,741,000	6,858,496
				10,965,562
Biotechnology - 1.6%
Intercept Pharmaceuticals, Inc.
3.250%, 07/01/2023			1,941,000	1,747,923
Intercept Pharmaceuticals, Inc.
2.000%, 05/15/2026			2,531,000	1,721,586
Radius Health, Inc.
3.000%, 09/01/2024			2,953,000	2,684,115
				6,153,624
Building Products - 8.3%
Acproducts Inc.
6.375%, 05/15/2029 (f)			6,724,000	6,771,740
LBM Borrower LLC
7.750%, 04/01/2027 (f)			9,806,000	9,870,082
LBM Borrower LLC
6.250%, 01/15/2029 (f)			9,872,000	9,903,887
PrimeSource Building Products
6.750%, 08/01/2029 (f)			3,520,000	3,560,040
PrimeSource Building Products
5.625%, 02/01/2029 (f)			1,394,000	1,369,598
				31,475,347
Chemicals - 4.6%
Consolidated Energy Finance SA
6.875%, 06/15/2025 (b)(f)			2,032,000	2,069,775
Consolidated Energy Finance SA
6.500%, 05/15/2026 (b)(f)			1,646,000	1,670,534
Consolidated Energy Finance SA
3.869% (3 month US LIBOR + 3.750%), 06/15/2022 (a)(b)(f)			741,000	734,754
Cornerstone Chemical Co.
6.750%, 08/15/2024 (f)			8,764,000	7,943,515
SI Group Inc.
6.750%, 05/15/2026 (c)(d)(f)			4,943,000	5,041,069
				17,459,647
Commercial Services & Supplies - 1.4%
Multi-Color Corp
10.500%, 07/15/2027 (f)			4,947,000	$5,448,477

Construction & Engineering - 0.7%
Maxim Crane Works LP / Maxim Finance Corp.
10.125%, 08/01/2024 (f)			2,484,000	2,558,619

Construction Materials - 0.2%
Cemex Materials LLC
7.700%, 07/21/2025 (f)			554,000	638,762

Diversified Telecommunication Services - 0.9%
Zayo Group LLC
6.125%, 03/01/2028 (f)			3,507,000	3,573,317

Electronic Equipment, Instruments & Components - 3.1%
CommScope, Inc.
8.250%, 03/01/2027 (f)			577,000	611,640
CommScope, Inc.
6.000%, 06/15/2025 (f)			10,783,000	10,958,223
				11,569,863
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp
6.875%, 04/01/2027 (f)			324,000	340,910

Health Care Equipment & Services - 0.7%
Haemonetics Corp.
0.000%, 03/01/2026 (f)			3,264,000	2,798,359

Health Care Equipment & Supplies - 0.1%
AHP Health Partners, Inc.
5.750%, 07/15/2029 (f)			341,000	345,276

Health Care Providers & Services - 2.9%
CHS/Community Health Systems, Inc.
6.875%, 04/15/2029 (f)			599,000	632,448
CHS/Community Health Systems, Inc.
6.875%, 04/01/2028 (f)			882,000	873,131
CHS/Community Health Systems, Inc.
6.125%, 04/01/2030 (f)			2,234,000	2,266,114
LifePoint Hospitals, Inc.
5.375%, 01/15/2029 (f)			518,000	516,068
Radiology Partners Inc.
9.250%, 02/01/2028 (f)			6,056,000	6,547,263
				10,835,024
Hotels, Restaurants & Leisure - 10.9%
Carnival Corp.
5.750%, 03/01/2027 (f)			8,506,000	8,654,855
ClubCorp Club Operations, Inc.
8.500%, 09/15/2025 (f)			2,276,000	2,244,705
Life Time Fitness Inc.
5.750%, 01/15/2026 (f)			3,450,000	3,514,636
Merlin Entertainments PLC
6.625%, 11/15/2027 (b)(f)			1,267,000	1,290,902
Merlin Entertainments PLC
5.750%, 06/15/2026 (b)(f)			469,000	490,124
NCL Corp Ltd.
6.125%, 03/15/2028 (f)			4,731,000	4,784,413
Royal Caribbean Cruises Ltd.
5.500%, 04/01/2028 (f)			10,340,000	10,557,347
Viking Cruises Ltd.
7.000%, 02/15/2029 (f)			9,844,000	9,919,159
				41,456,141
Insurance - 4.2%
Alliant Holdings I, Inc.
6.750%, 10/15/2027 (f)			1,969,000	2,057,704
Aspen Insurance Holdings Ltd
7.625%, 10/15/2025 (f)			2,907,000	3,088,019
National Financial Partners Corp
6.875%, 08/15/2028 (f)			10,428,000	10,866,810
				16,012,533
IT Services - 1.3%
West Corp.
8.500%, 10/15/2025 (f)			4,940,000	4,821,366

Leisure Products - 0.1%
Club Car LLC
6.375%, 06/01/2029 (f)			235,000	$231,772

Media - 0.7%
Intelsat Jackson Holdings SA
0.000%, 08/01/2023 (b)(g)			207,000	113,591
Spotify USA, Inc.
0.000%, 03/15/2026 (f)			2,656,000	2,399,696
				2,513,287
Multiline Retail - 0.0%
JC Penney Corp, Inc.
0.000%, 03/15/2025 (d)(e)(f)(g)			97,819	-

Oil, Gas & Consumable Fuels - 2.9%
Genesis Energy
6.500%, 10/01/2025			982,000	977,974
Genesis Energy
5.625%, 06/15/2024			2,158,000	2,149,443
Global Partners LP / GLP Finance Corp.
7.000%, 08/01/2027			415,000	435,269
Global Partners LP / GLP Finance Corp.
6.875%, 01/15/2029			133,000	140,316
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000%, 12/31/2030 (f)			273,000	287,239
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000%, 03/01/2027 (f)			211,000	218,396
Vine Oil & Gas LP
6.750%, 04/15/2029 (f)			6,615,000	6,912,675
				11,121,312
Road & Rail - 1.8%
Kenan Advantage Group, Inc./The
7.875%, 07/31/2023 (c)(f)			6,958,000	6,980,614

Specialty Retail - 4.6%
Douglas Holding AG
8.250%, 10/01/2026 (b)(f)		EUR	6,303,000	7,375,091
Douglas Holding AG
6.000%, 04/08/2026 (b)(f)		EUR	8,654,000	10,237,506
				17,612,597
Textiles, Apparel & Luxury Goods - 0.6%
Varsity Brands, Inc.
9.000% (3 Month LIBOR USD + 8.000%), 12/22/2024 (a)(f)			2,104,000	2,109,260

Trading Companies & Distributors - 3.3%
Neon Holdings Inc.
10.125%, 04/01/2026 (f)			3,207,000	3,483,170
TruckPro LLC
11.000%, 10/15/2024 (f)			3,746,000	4,109,437
White Cap Buyer LLC
6.875%, 10/15/2028 (f)			2,443,000	2,611,030
White Cap Parent LLC
8.250%, 03/15/2026 (f)			2,452,000	2,531,825
				12,735,462
TOTAL HIGH YIELD SECURITIES (amortized cost $221,903,560)				219,757,131

Collateralized Loan Obligations - 2.0%
Diversified Financial Services - 2.0%
ALM Loan Funding Ltd., ALM 2020-1A D
6.126% (3 month US LIBOR + 6.000%), 10/15/2029 (a)(d)(e)(f)			865,360	870,994
Ballyrock CLO Ltd., BALLY 2019-1A DR
6.876% (3 month US LIBOR + 6.750%), 07/15/2032 (a)(d)(e)(f)			431,180	431,179
CarVal CLO, CARVL 2021-1A E
6.738% (3 month US LIBOR + 6.600%), 07/20/2034 (a)(d)(e)(f)			2,000,000	1,999,959
Elmwood CLO, ELMW5 2020-2A ER
0.000% (3 month US LIBOR + 6.100%), 10/20/2034 (a)(d)(e)(f)			1,000,000	999,974
Octagon Investment Partners 48 Ltd., OCT48 2020-3A E
7.794% (3 month US LIBOR + 7.660%), 10/20/2031 (a)(d)(e)(f)			53,100	53,600
Palmer Square CLO Ltd., PFIXD 2019-1A E
7.108%, 04/20/2037 (d)(e)(f)			333,610	329,688
Post CLO, POST 2021-1A E
0.000%, 10/15/2034 (a)(e)(f)			250,000	250,000
Sound Point CLO Ltd., SNDPT 2021-1A E
6.990% (3 month US LIBOR + 6.850%), 04/25/2034 (a)(d)(e)(f)			290,000	289,964
Symphony CLO Ltd., SYMP 2020-22A E
6.440% (3 month US LIBOR + 6.250%), 04/18/2033 (a)(d)(e)(f)			598,680	600,941
TICP CLO Ltd., TICP 2017-9A E
5.734% (3 month US LIBOR + 5.600%), 01/20/2031 (a)(d)(e)(f)			738,460	716,198
				6,542,497
TOTAL COLLATERALIZED LOAN OBLIGATIONS (amortized cost $5,056,444)				6,542,497
			Shares
Common Stocks - 0.5%
Health Care Providers & Services - 0.0%
Quorum Health Corp., Trade Claim (c)(d)(e)			212,000	$20,901

Hotels, Restaurants & Leisure - 0.4%
Hilton Grand Vacations, Inc., Common Stock			40,347	1,640,913

Metals & Mining - 0.1%
Foresight Energy LLC, Common Stock (Exit) (c)(d)(e)			17,979	258,164
TOTAL COMMON STOCKS (cost $1,917,067)				1,919,978

Preferred Stock - 0.2%
Commercial & Professional Services - 0.2%
Clarivate Analytics US LLC
5.250%, 06/01/2024			6,440	585,396
TOTAL PREFERRED STOCK (cost $644,000)				585,396

TOTAL INVESTMENTS (cost $480,236,240)(i) - 127.5%				483,407,676
LIABILITIES EXCEEDING OTHER ASSETS, NET - (27.5)%				(104,140,206)
NET ASSETS - 100.0%				$379,267,470

†	In U.S. Dollars unless otherwise indicated.
EUR	Euro
TL	Term Loan
(a)	Variable rate security, the coupon rate shown is the effective rate as of July 31, 2021.
(b)	Non-U.S. security.
(c)	Security considered restricted due to the Adviser’s knowledge of material non-public information. The total value of these securities as of July 31, 2021
	was $18,885,537 and represented 5.0% of net assets.
(d)	Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of July 31, 2021
	was $19,015,810 and represented 5.0% of net assets.
(e)	Value determined using significant unobservable inputs.
(f)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. The total value of these securities as of July 31, 2021 was $216,329,411, which represent 57.0% of net assets.
(g)	Non-income producing securities.
(h)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(i)	All investments are held as collateral for the Fund’s credit facility.

The following are the details of the restricted securities held by the Fund:
Issuer (1)	Par/Shares	Acquisition date(s)	Amortized Cost	Value	% of Net Assets
Affordable Care Inc., TL 1L 10/15	4,982,314	02/28/2021	4,930,369	4,907,579	1.3%
Belk, Inc., TL 1L 02/21 (FLFO)	53,180	02/24/2021	78,139	53,413	0.0%
Belk, Inc., TL 1L EXIT 02/21 PIK Toggle (FLSO)	904,814	02/24/2021	454,610	692,183	0.2%
CSM Bakery Products	786,923	02/28/2020 - 01/14/2021	782,607	782,336	0.2%
Foresight Energy, LLC	17,979	06/30/2020 - 08/27/2020	200,230	258,164	0.1%
Foresight Energy, LLC, TL 1L EXIT 08/19	149,278	06/30/2020	149,278	149,278	0.1%
Kenan Advantage Group, Inc.	6,958,000	02/28/2020 - 07/13/2021	6,961,772	6,980,614	1.8%
Quorum Health Corp.	212,000	07/07/2020	90,722	20,901	0.0%
SI Group, Inc.	4,943,000	05/11/2021	4,943,000	5,041,069	1.3%
	(1) Refer to the Schedule of Investments for more details on securities listed.

The following table represents the Fund’s investments categorized by country of risk as of July 31, 2021:

Country:	% of Net Assets
United States	113.6%
Germany	7.4%
France	3.6%
Switzerland	1.2%
Sweden	0.8%
United Kingdom	0.5%
Netherlands	0.2%
Spain	0.2%
	127.5%
Liabilities Exceeding Other Assets, Net	(27.5)%
	100.0%

The following table presents information about the Fund’s assets measured on a recurring basis as of July 31, 2021 and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Leveraged Loans	$-	$248,226,922	$6,375,752	$254,602,674
High Yield Securities	-	219,757,131	-	219,757,131
Collateralized Loan Obligations	-	-	6,542,497	6,542,497
Common Stocks	1,640,913	-	279,065	1,919,978
Preferred Stocks	585,396	-	-	585,396
Cash and cash equivalents	4,703,462	-	-	4,703,462
Total Investments in securities and cash equivalents	$6,929,771	$467,984,053	$13,197,314	$488,111,138

The following is a reconciliation of the investments in which significant unobservable inputs (level 3) were used in determining value.

		Leveraged Loans	Collateralized Loan Obligations	Common Stocks
Balance at October 31, 2020		$683,566	$1,365,802	$305,554
Purchases		5,692,224	5,776,931	-
Sales and paydowns		(19,898)	(29,435)	(14,624
Settlements		2,084	(668,641)	-
Net change in appreciation		17,403	23,394	69,796
Net realized gain/(loss)		373	74,446	(81,661
Balance as of July 31, 2021		$6,375,752	$6,542,497	$279,065

Net change in appreciation on investments held at July 31, 2021		$17,403	$23,394	$69,796

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2021:

Financial Asset	Fair Value	Valuation Technique(1)	Unobservable Inputs (2)	Range (Weighted Average)(3)
Leveraged Loans(4)	$6,375,752	Yield Analysis	Yield	7% - 10% (9%)
			Discount Margin	3%
			EBITDA Multiple	2.8x -11.2x(8.4x)
			Net Leverage	0.7x - 11.0x(6.4x)
Collateralized Loan Obligations	$6,542,497	Yield analysis	Discount margin	5% - 7% (7%)
		Discounted cash flows	Probability of default	2%
			Constant prepayment rate	20%
Common Stocks(5)	$279,065	Market comparables	FWD EBITDA Multple	2.8x
			Illiquidity Discount	10%

(1)	For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0-100%. When determining the weighting ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100% weighting to a single methodology.
(2)	The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities.
(3)	Weighted average amounts are based on the estimated fair values.
(4)	Of the total $281,958 of common stocks, $245,996 and $19,201 were valued solely on an appraisal based on market comparables and discounted cash flows analysis, respectively.